DEFINED CONTRIBUTION PENSION	12 Months Ended
Dec. 31, 2022
DEFINED CONTRIBUTION PENSION
DEFINED CONTRIBUTION PENSION

12.    DEFINED CONTRIBUTION PENSION:

The Company operates a defined contribution pension scheme. The assets of the scheme are held separately from those of the Company in an independently administered fund. The pension cost charge represents contributions payable by the Company to the fund. Pension cost is included in the consolidated statements of operations as follows:

	For the Years End December 31,
	2022	2021
Research and development	$108	$98
Selling, general and administrative	52	42
Total pension cost	$160	$140

As of December 31, 2022, there was $1 thousand owed to the pension scheme that is recorded under accounts payable and accrued expenses on the consolidated balances sheets. As of December 31, 2021, there were no amounts owed to the pension scheme.